Summary Of Reconciliation Between The Actual Income Tax Expense (Benefit) And The Expected Amount Computed Using Applicable Statutory Federal Income Tax Rate (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
'Expected' federal income tax expense												$ 50,698	$ 43,808	$ 34,517
State tax, net												3,304	2,322	2,430
Bank owned life insurance												(972)	(1,098)	(874)
Gain on acquisition												0	0	(646)
Expiration of loss carry forward												2	36	1,484
Change in valuation allowance for federal deferred tax assets												(2)	(36)	(1,455)
ESOP fair market value adjustment												295	189	129
Non-deductible compensation												454	566	760
Non-deductible acquisition related expenses												866	0	0
Expiration of stock options												1,267	0	0
Other												171	494	258
Total income tax expense (benefit)	$ 16,053	$ 14,159	$ 15,936	$ 14,292	$ 11,696	$ 12,551	$ 12,398	$ 10,604	$ 10,728	$ 46,666	$ 41,924	$ 56,083	$ 46,281	$ 36,603